UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6718

Name of Fund: BlackRock MuniYield Quality Fund II, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniYield Quality Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.7%        $ 2,000     Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 4.75%
                                  due 1/01/2025                                                                          $    2,028
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Arizona - 1.0%          2,700     Northern Arizona University System Revenue Bonds, 5.50% due 6/01/2014 (c)(g)                2,984
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California - 24.6%      7,150     Alameda Corridor Transportation Authority, California, Capital Appreciation Revenue
                                  Refunding Bonds, Subordinate Lien, Series A, 5.33% due 10/01/2012 (a)(n)                    5,808
                        3,800     Anaheim, California, Public Financing Authority, Electric System Distribution
                                  Facilities Revenue Bonds, Series A, 5% due 10/01/2031 (f)                                   3,961
                        2,200     California State, GO, Refunding, 5.25% due 9/01/2010 (g)                                    2,318
                        1,500     California State, GO, Refunding, 5.125% due 6/01/2027                                       1,553
                        1,600     California State Public Works Board, Lease Revenue Bonds (Department of Corrections),
                                  Series C, 5% due 6/01/2025                                                                  1,664
                        2,200     California State University, Systemwide Revenue Bonds, Series A, 5% due 11/01/2035 (c)      2,296
                        2,750     California State, Various Purpose, GO, 5.25% due 11/01/2029                                 2,921
                        6,500     California State, Various Purpose, GO, 5.50% due 11/01/2033                                 7,059
                        2,500     Chabot-Las Positas, California, Community College District, GO (Election of 2004),
                                  Series B, 4.812% due 8/01/2025 (a)(n)                                                       1,041
                       15,000     East Side Union High School District, California, Santa Clara County, Capital
                                  Appreciation, GO (Election of 2002), Series E, 5.15% due 8/01/2029 (h)(n)                   4,964
                        1,370     East Side Union High School District, California, Santa Clara County, GO (Election of
                                  2002), Series D, 5% due 8/01/2026 (h)                                                       1,444
                        2,770     Fairfield-Suisun, California, Unified School District, GO (Election of 2002), 5.50%
                                  due 8/01/2028 (i)                                                                           3,035
                        2,300     Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                  Revenue Bonds, Series B, 5.50% due 6/01/2013 (g)(h)                                         2,523
                        3,725     Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                  Revenue Bonds, Series B, 5.625% due 6/01/2013 (b)(g)                                        4,101
                        2,815     John Swett Unified School District, California, GO, Series A, 5.50% due 8/01/2026 (f)       3,012
                        4,900     Los Angeles, California, Unified School District, GO, Series A, 5%
                                  due 7/01/2013 (g)(i)                                                                        5,252
                        2,600     Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                  Series B-1, 5% due 10/01/2029 (c)                                                           2,723
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield Quality Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
EDA        Economic Development Authority
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
PCR        Pollution Control Revenue Bonds
S/F        Single-Family

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 1,475     Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                  Series B-1, 5% due 10/01/2036 (c)                                                      $    1,543
                        2,300     Orange County, California, Sanitation District, COP, 5% due 2/01/2033 (c)                   2,394
                        2,900     Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                                  (Convention Center Project), Series A, 5.50% due 11/01/2029 (i)                             3,209
                        1,250     Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Paguay
                                  Redevelopment Project), 5.125% due 6/15/2033 (a)                                            1,307
                        5,000     Sacramento, California, Municipal Utility District, Electric Revenue Bonds, Series N,
                                  5% due 8/15/2028 (i)                                                                        5,176
                        1,350     Sacramento, California, Unified School District, GO (Election of 2002), 5%
                                  due 7/01/2030 (i)                                                                           1,426
                        1,325     Tamalpais, California, Union High School District, GO (Election of 2001), 5%
                                  due 8/01/2028 (f)                                                                           1,385
                        2,025     Ventura County, California, Community College District, GO (Election of 2002),
                                  Series B, 5% due 8/01/2030 (i)                                                              2,138
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 6.0%         1,150     Colorado Health Facilities Authority Revenue Bonds (Catholic Health Initiatives),
                                  Series A, 5.50% due 3/01/2032 (d)                                                           1,231
                        1,200     Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement Communities
                                  Inc.), Series A, 5.50% due 12/01/2027 (k)                                                   1,277
                          675     Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement Communities
                                  Inc.), Series A, 5.50% due 12/01/2033 (k)                                                     716
                        1,150     Colorado Housing and Finance Authority, Revenue Refunding Bonds (S/F Program), AMT,
                                  Series B-2, 6.80% due 2/01/2031 (i)                                                         1,190
                        7,500     E-470 Public Highway Authority, Colorado, Capital Appreciation Revenue Refunding
                                  Bonds, Series B, 5.607% due 9/01/2032 (i)(n)                                                2,025
                       10,975     Northwest Parkway, Colorado, Public Highway Authority, Capital Appreciation Revenue
                                  Bonds, Senior Convertible, Series C, 5.327% due 6/15/2011 (f)(n)                            9,907
                        1,735     Northwest Parkway, Colorado, Public Highway Authority Revenue Bonds, Series A, 5.50%
                                  due 6/15/2021 (a)                                                                           1,868
-----------------------------------------------------------------------------------------------------------------------------------
District of             4,710     District of Columbia, COP, 5% due 1/01/2025 (c)                                             4,955
Columbia - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 2.3%          1,250     Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                  (Adventist Health System), Series C, 5.25% due 11/15/2036                                   1,320
                        1,700     Highlands County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                                  Bonds (Adventist Health System), Series G, 5.125% due 11/15/2032                            1,770
                        3,575     Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B, 5.125%
                                  due 1/01/2032 (c)                                                                           3,748
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 6.8%          5,000     Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series B, 5.25%
                                  due 1/01/2033 (f)                                                                           5,335
                        5,000     Atlanta, Georgia, Airport Revenue Refunding Bonds, Series A, 5.875% due 1/01/2017 (c)       5,316
                        2,850     Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5% due 11/01/2034 (f)                 2,984
                          800     Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5% due 11/01/2033 (i)         829
                        4,075     Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5% due 11/01/2039 (i)       4,225
                        1,880     Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2039 (f)                   2,014
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 15.7%        5,200     Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                  Series B-2, 5.75% due 1/01/2023 (f)                                                         5,679

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 2,200     Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                  Series B-2, 6% due 1/01/2029 (h)                                                       $    2,451
                        2,460     Cook County, Illinois, Capital Improvement, GO, Series C, 5.50% due 11/15/2012 (a)(g)       2,677
                       10,000     Illinois Regional Transportation Authority Revenue Bonds, 6.50% due 7/01/2026 (i)          12,938
                       21,675     Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5.264%
                                  due 6/15/2010 (a)(n)                                                                       19,995
                        3,500     Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                  Bonds (McCormick Place Expansion), Series A, 5% due 12/15/2028 (i)                          3,645
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 4.2%          3,350     Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5%
                                  due 6/01/2028 (f)                                                                           3,498
                        3,750     Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                                  due 6/01/2028 (c)                                                                           4,013
                        5,000     Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                                  due 6/01/2029 (c)                                                                           5,351
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 7.6%        1,850     Jefferson Parish, Louisiana, Home Mortgage Authority, S/F Mortgage Revenue Bonds, AMT,
                                  Series B-1, 6.65% due 12/01/2033 (e)(i)                                                     1,924
                        5,500     Lafayette, Louisiana, Utilities Revenue Bonds, 5% due 11/01/2028 (i)                        5,770
                        3,900     Louisiana Local Government, Environmental Facilities, Community Development Authority
                                  Revenue Bonds (Capital Projects and Equipment Acquisition), Series A, 6.30%
                                  due 7/01/2030 (a)                                                                           4,632
                        1,800     Louisiana State Citizens Property Insurance Corporation, Assessment Revenue Bonds,
                                  Series B, 5% due 6/01/2023 (a)                                                              1,904
                        3,185     Louisiana State Transportation Authority, Senior Lien Toll Revenue Capital
                                  Appreciation Bonds, Series B, 5.31% due 12/01/2027 (a)(n)                                   1,094
                        4,200     New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                                  Sub-Series A, 5.25% due 7/15/2028 (a)                                                       4,457
                        1,750     Rapides Financing Authority, Louisiana, Revenue Bonds (Cleco Power LLC Project), AMT,
                                  4.70% due 11/01/2036 (a)                                                                    1,745
                        1,300     Terrebonne Parish, Louisiana, Hospital Service District Number 1, Hospital Revenue
                                  Bonds (Terrebonne General Medical Center Project), 5.50% due 4/01/2033 (a)                  1,400
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 3.0%    5,800     Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                  Series A, 5% due 8/15/2030 (f)                                                              6,117
                        1,800     Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25%
                                  due 1/01/2014 (c)(g)                                                                        1,952
                          840     Massachusetts State Water Resource Authority, General Revenue Refunding Bonds,
                                  Series B, 5.125% due 8/01/2027 (i)                                                            880
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 2.6%         1,500     Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds, Series B, 5%
                                  due 7/01/2036 (c)                                                                           1,577
                        1,000     Michigan Higher Education Student Loan Authority, Student Loan Revenue Refunding
                                  Bonds, AMT, Series XVII-G, 5.20% due 9/01/2020 (a)                                          1,043
                        1,000     Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                  Edison Company Pollution Control Project), AMT, Series A, 5.50% due 6/01/2030 (h)           1,072
                        3,900     Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                  Edison Company Pollution Control Project), AMT, Series C, 5.45% due 12/15/2032 (h)          4,131
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.5%        1,350     Dakota County, Minnesota, Community Development Agency, S/F Mortgage Revenue Bonds
                                  (Mortgage-Backed Securities Program), Series B, 5.15% due 12/01/2038 (e)(o)                 1,403
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 1.9%       $ 4,000     Saint Louis County, Missouri, Pattonville R-3 School District, GO (Missouri Direct
                                  Deposit Program), 5.75% due 3/01/2010 (c)(g)                                           $    4,264
                        1,500     Saint Louis County, Missouri, Pattonville R-3 School District, GO (Missouri Direct
                                  Deposit Program), 6% due 3/01/2010 (c)(g)                                                   1,610
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.4%         1,300     Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series A, 5%
                                  due 4/01/2033 (f)                                                                           1,356
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 3.2%           2,800     Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital Project), Series
                                  A, 5.50% due 9/01/2033 (k)                                                                  2,991
                        1,500     Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%
                                  due 7/01/2030 (c)                                                                           1,563
                        2,700     Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%
                                  due 7/01/2036 (c)                                                                           2,807
                        2,200     Clark County, Nevada, IDR (Southwest Gas Corp. Project), AMT, Series A, 4.75%
                                  due 9/01/2036 (c)                                                                           2,196
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New Jersey - 6.0%       1,070     New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                            1,150
                          500     New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                              526
                        2,400     New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due 7/01/2029 (i)       2,515
                        4,800     New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                  due 7/01/2033 (i)                                                                           5,128
                        4,250     New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125%
                                  due 3/01/2028                                                                               4,493
                        4,000     New Jersey EDA, School Facilities Construction Revenue Bonds, Series P, 5.125%
                                  due 9/01/2028                                                                               4,241
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 2.2%       6,295     New Mexico State Highway Commission, Tax Revenue Bonds, Senior Sub-Lien, Series A, 6%
                                  due 6/15/2010 (f)(g)                                                                        6,725
-----------------------------------------------------------------------------------------------------------------------------------
New York - 10.4%        1,800     Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
                                  Series A, 5% due 11/15/2032 (c)                                                             1,890
                        7,500     Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
                                  Series A, 5% due 11/15/2035                                                                 7,879
                        9,280     Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75%
                                  due 8/01/2009 (f)(g)                                                                        9,911
                        5,000     New York State Dormitory Authority, Revenue Refunding Bonds (State University
                                  Educational Facilities), 5.75% due 5/15/2010 (c)(g)                                         5,357
                        6,115     Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.25%
                                  due 6/01/2022 (a)                                                                           6,514
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 4.6%             7,100     Ohio State Air Quality, Development Authority Revenue Bonds (Dayton Power and Light
                                  Company Project), 4.80% due 9/01/2036 (c)                                                   7,156
                        5,120     Plain, Ohio, Local School District, GO, Refunding, 6% due 6/01/2011 (c)(g)                  5,576
                        1,170     Plain, Ohio, Local School District, GO, Refunding, 6% due 12/01/2020 (c)                    1,267
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 3.1%     5,500     Pennsylvania State Public School Building Authority, School Lease Revenue Bonds (The
                                  School District of Philadelphia Project), 5% due 6/01/2013 (f)(g)                           5,874
                        3,230     Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue Bonds,
                                  Series B, 5.50% due 10/01/2020 (f)                                                          3,471
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.4%     4,010     Rhode Island State Health and Educational Building Corporation, Higher Education
                                  Facilities Revenue Bonds (University of Rhode Island), Series A, 5.70%
                                  due 9/15/2009 (g)(i)                                                                        4,242
-----------------------------------------------------------------------------------------------------------------------------------
South                   2,450     Berkeley County, South Carolina, School District, Installment Lease Revenue Bonds
Carolina - 4.7%                                  (Securing Assets for Education Project), 5.125% due 12/01/2030               2,582
                        2,075     Kershaw County, South Carolina, Public Schools Foundation, Installment Power Revenue
                                  Refunding Bonds, 5% due 12/01/2029 (b)                                                      2,177

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 3,000     Scago Educational Facilities Corporation for Pickens County School District, South
                                  Carolina, Revenue Bonds, 5% due 12/01/2031 (f)                                         $    3,142
                        6,100     South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, 5%
                                  due 10/01/2033 (a)                                                                          6,340
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.7%        2,150     Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds (Southside Redevelopment
                                  Corporation), 5.875% due 10/01/2024 (a)                                                     2,290
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 10.7%           2,000     Corpus Christi, Texas, Utility System Revenue Refunding Bonds, Series A, 6%
                                  due 7/15/2010 (f)(g)                                                                        2,143
                        4,000     Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                                  (Good Shepherd Medical Center Project), 6.875% due 10/01/2010 (g)(k)                        4,445
                        9,345     Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                                  (School Building), 5.51% due 8/15/2030 (c)(n)                                               2,772
                        8,800     Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                                  (School Building), 5.58% due 8/15/2035 (n)                                                  1,942
                        3,915     Lewisville, Texas, Independent School District, Capital Appreciation and School
                                  Building, GO, Refunding, 4.67% due 8/15/2024 (c)(n)                                         1,714
                        3,500     Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT, 6.375%
                                  due 4/01/2027                                                                               3,583
                        4,925     North Harris County, Texas, Regional Water Authority, Senior Lien Revenue Bonds,
                                  5.125% due 12/15/2035 (i)                                                                   5,168
                        1,300     Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds (Professional
                                  Educators Program), AMT, Series A-1, 5.50% due 12/01/2039 (e)(o)                            1,383
                        4,800     Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First
                                  Tier, Series A, 5.75% due 8/15/2038 (a)                                                     5,199
                        3,600     Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First
                                  Tier, Series A, 5.50% due 8/15/2039 (a)                                                     3,851
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.8%         2,100     Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old Dominion
                                  Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)                                2,286
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 5.4%       7,470     Port of Seattle, Washington, Revenue Bonds, AMT, Series B, 6% due 2/01/2016 (i)             7,949
                        1,600     Port of Tacoma, Washington, Revenue Refunding Bonds, Series A, 5.25%
                                  due 12/01/2014 (a)(g)                                                                       1,750
                        6,150     Seattle, Washington, Municipal Light and Power Revenue Bonds, 6% due 10/01/2009 (g)(i)      6,557
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 1.2%      3,375     Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125%
                                  due 7/01/2029                                                                               3,524
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Municipal Bonds  (Cost - $383,329) - 133.3%                                         402,822
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Municipal Bonds Held in Trust (j)
-----------------------------------------------------------------------------------------------------------------------------------
California - 3.1%       5,000     California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                  Series A, 5.50% due 6/01/2022 (d)(f)                                                        5,208
                        3,900     California State, GO, Refunding, 5.25% due 2/01/2033 (k)                                    4,160
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 5.8%         17,000     Atlanta, Georgia, Airport Passenger Facility Charge, Subordinate Lien Revenue
                                  Refunding Bonds, Series C, 5% due 1/01/2033 (f)                                            17,693
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 5.9%         9,500     Chicago, Illinois, O'Hare International Airport, General Airport Revenue Refunding
                                  Bonds, Third Lien, AMT, Series A, 5.50% due 1/01/2022 (i)                                  10,013
                        7,250     Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                  Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75% due 6/15/2023 (i)      7,905
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount     Municipal Bonds Held in Trust (j)                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 8.8%  $20,000     Massachusetts State HFA, Housing Revenue Bonds (Rental Mortgage), AMT, Series F, 5.25%
                                  due 1/01/2046 (f)                                                                      $   20,636
                        2,900     Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air Lines
                                  Inc. Project), AMT,                                                                         3,059
                                  Series A, 5.50% due 1/01/2016 (a)
                        2,670     Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air Lines
                                  Inc. Project), AMT, Series A, 5.50% due 1/01/2019 (a)                                       2,816
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 3.1%       4,600     New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024 (l)                        4,938
                        4,000     New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031 (l)                        4,327
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 2.3%     6,670     Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 6%
                                  due 1/01/2017 (f)                                                                           7,057
-----------------------------------------------------------------------------------------------------------------------------------
South                   2,725     Charleston Educational Excellence Financing Corporation, South Carolina, Revenue Bonds
Carolina - 5.6%                   (Charleston County School District), 5.25% due 12/01/2028 (l)                               2,930
                        2,425     Charleston Educational Excellence Financing Corporation, South Carolina, Revenue Bonds
                                  (Charleston County School District), 5.25% due 12/01/2029 (l)                               2,607
                          880     Charleston Educational Excellence Financing Corporation, South Carolina, Revenue Bonds
                                  (Charleston County School District), 5.25% due 12/01/2030 (l)                                 946
                       10,000     South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, 5%
                                  due 10/01/2033 (a)                                                                         10,394
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 2.3%            6,500     Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT, Series A, 6%
                                  due 11/01/2028 (c)                                                                          6,821
-----------------------------------------------------------------------------------------------------------------------------------
                                  Municipal Bonds Held in Trust (Cost - $109,429) - 36.9%                                   111,510
-----------------------------------------------------------------------------------------------------------------------------------

                       Shares
                         Held     Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                        8,300     Merrill Lynch Institutional Tax-Exempt Fund 3.46% (m)(p)                                    8,300
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Short-Term Securities  (Cost - $8,300) - 2.7%                                         8,300
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Investments  (Cost - $501,058*)  - 172.9%                                           522,632

                                  Liabilities in Excess of Other Assets - (2.3%)                                             (7,094)

                                  Liability for Trust Certificates, Including Interest Expense Payable - (17.6%)            (53,266)

                                  Preferred Stock, at Redemption Value - (53.0%)                                           (160,080)
                                                                                                                         ----------
                                  Net Assets Applicable to Common Stock - 100.0%                                         $  302,192
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 448,285
                                                                      =========
      Gross unrealized appreciation                                   $  21,627
      Gross unrealized depreciation                                        (290)
                                                                      ---------
      Net unrealized appreciation                                     $  21,337
                                                                      =========

(a)   AMBAC Insured.
(b)   CIFG Insured.
(c)   FGIC Insured.
(d)   Escrowed to maturity.
(e)   FNMA/GNMA Collateralized.
(f)   FSA Insured.

BlackRock MuniYield Quality Fund II, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

(g)   Prerefunded.
(h)   XL Capital Insured.
(i)   MBIA Insured.
(j) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(k)   Radian Insured.
(l)   Assured Guaranty Insured.
(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                              Net       Dividend
      Affiliate                                            Activity      Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund            2,385        $ 36
      --------------------------------------------------------------------------

(n) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(o)   FHLMC Collateralized.
(p)   Represents the current yield as of January 31, 2007.
o Forward interest rate swaps outstanding as of January 31, 2007 were as follows:

      ------------------------------------------------------------------------------------------------
                                                                         Notional          Unrealized
                                                                          Amount          Appreciation
      ------------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.728% and receive a floating rate
      based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase
      Expires February 2017                                             $   20,000           $  82

      Pay a fixed rate of 3.777% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, Citibank N.A.
      Expires April 2017                                                $    5,000               6

      Pay a fixed rate of 3.872% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase
      Expires February 2022                                             $    8,000              26

      Pay a fixed rate of 3.676% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase
      Expires March 2022                                                $   17,000             403
      ------------------------------------------------------------------------------------------------
      Total                                                                                  $ 517
                                                                                             =====

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniYield Quality Fund II, Inc.

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniYield Quality Fund II, Inc.

Date: March 26, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock MuniYield Quality Fund II, Inc.

Date: March 26, 2007